Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Right-of-use Assets And Lease Liabilities
2025	$ 15,332
2026	4,992
Minimum net lease payments	20,324
Less: Present value discount	(3,290)
Total Obligations under operating leases and financial liability (current and non-current portion)	$ 17,034